CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 2,736,663	$ 5,446,138
Prepaid expenses and other current assets	1,747,365	1,423,184
Deferred financing costs	606,508	585,000
Total Current Assets	5,090,536	7,454,322
Restricted cash	17,364	521,829
Property and equipment, net	12,056	20,425
Patent acquisition costs, net	31,065	32,978
Total Assets	5,151,021	8,029,554
Current Liabilities:
Accounts payable	1,481,536	1,586,285
Accrued expenses	2,671,393	1,489,558
Liabilities related to options	2,370,507	1,842,424
Total Liabilities	6,523,436	4,918,267
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Share capital of £0.01 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 1,650,693,413 and 1,580,693,413 at June 30, 2019 and December 31, 2018, respectively	24,538,137	23,651,277
Additional paid-in capital	107,960,836	106,616,083
Accumulated other comprehensive loss	(405,374)	(352,426)
Accumulated deficit	(133,466,014)	(126,803,647)
Total Shareholders' (Deficiency) Equity	(1,372,415)	3,111,287
Total Liabilities and Shareholders' Equity	$ 5,151,021	$ 8,029,554